Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loan Servicing
Unpaid principal balances of mortgage loans serviced for others	$ 127,900,000	$ 136,700,000
Net gain realized on the sale of loans	88,087	153,491
Proceeds on loan sales	$ 5,100,000	$ 8,000,000.0